Customers’ Refundable Fees	12 Months Ended
Dec. 31, 2024
Customers’ Refundable Fees [Abstract]
Customers’ refundable fees
13.	Customers’ refundable fees

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	30,997	30,747	31,554
Cash received from customers	42,298	9,586	19,598
Cash refunded to customers	(46,554)	(4,584)	(3,579)
Revenue recognized/(reversed)	4,006	(4,195)	(31,694)
Balance at the end of the year	30,747	31,554	15,879

Customers’ refundable fees represent the commission income received in advance (see Note 2.22).